CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - USD ($)		Sep. 30, 2021	Dec. 31, 2020
Accounts receivable, allowance for doubtful accounts		$ 4,000,000	$ 5,000,000
Ordinary shares, par value (in dollars per share)		$ 0.001	$ 0.001
Ordinary shares, authorized (in shares)		200,000,000	200,000,000
Ordinary shares, issued (in shares)		107,000,000	107,000,000
Ordinary shares, outstanding (in shares)		107,000,000	107,000,000
Cash and cash equivalents	[1]	$ 161,000,000	$ 220,000,000
Accounts receivable, net	[1]	393,000,000	324,000,000
Inventories	[1]	418,000,000	440,000,000
Property, plant and equipment, net	[1]	869,000,000	947,000,000
Operating lease right-of-use assets	[1]	33,000,000	38,000,000
Intangible assets, net	[1]	14,000,000	17,000,000
Accounts payable	[1]	298,000,000	240,000,000
Accrued liabilities	[1]	120,000,000	118,000,000
Current portion of debt		4,000,000	6,000,000
Consolidated VIE's
Cash and cash equivalents		4,000,000	3,000,000
Accounts receivable, net		5,000,000	5,000,000
Inventories		3,000,000	2,000,000
Property, plant and equipment, net		3,000,000	4,000,000
Operating lease right-of-use assets		0	1,000,000
Intangible assets, net		6,000,000	8,000,000
Accounts payable		2,000,000	2,000,000
Accrued liabilities		2,000,000	4,000,000
Current portion of debt		$ 0	$ 2,000,000

[1]	At September 30, 2021 and December 31, 2020, the following amounts from consolidated variable interest entities are included in the respective balance sheet captions above: $4 and $3 of cash and cash equivalents; $5 each of accounts receivable, net; $3 and $2 of inventories; $3 and $4 property, plant and equipment, net; nil and $1 of operating lease right-of-use assets; $6 and $8 of intangible assets, net; $2 each of accounts payable; $2 and $4 of accrued liabilities; nil and $2 of current portion of debt. See "Note 5. Variable Interest Entities."